SHARE CAPITAL - Narrative - Issued Share Capital (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands																			1 Months Ended	3 Months Ended	12 Months Ended
	May 30, 2023 CAD ($) shares	Aug. 31, 2022 CAD ($) $ / shares shares	Jun. 27, 2022 CAD ($) $ / shares shares	Jun. 24, 2022 CAD ($) $ / shares shares	Jun. 22, 2022 CAD ($) shares	Apr. 01, 2022 CAD ($) $ / shares shares	Mar. 25, 2022 CAD ($) $ / shares shares	Feb. 18, 2022 CAD ($) $ / shares shares	Feb. 14, 2022 CAD ($) $ / shares shares	Jan. 06, 2022 CAD ($) $ / shares shares	Nov. 29, 2021 CAD ($) $ / shares shares	Nov. 18, 2021 CAD ($) $ / shares shares	Aug. 31, 2021 CAD ($) $ / shares shares	Aug. 18, 2021 $ / shares	Aug. 17, 2021 CAD ($) $ / shares shares	Aug. 16, 2021 $ / shares	Aug. 03, 2021 CAD ($) $ / shares shares	Jun. 28, 2021 CAD ($) $ / shares shares	Jun. 27, 2023 USD ($) $ / shares shares	Jun. 27, 2023 USD ($) $ / shares shares	Mar. 31, 2023 CAD ($) $ / shares shares	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 CAD ($) shares	Jun. 27, 2023 CAD ($)	Aug. 08, 2022 CAD ($)	Mar. 31, 2021 shares	Feb. 04, 2021
Disclosure of classes of share capital [line items]
Payments for share issue costs | $																	$ 2,240				$ 950
Professional and consulting fees | $																					2,142		$ 3,275
Increase (Decrease) Through Contingent Consideration, Equity | $																					2,988		4,251
Exercise price, share options granted | $ / shares														$ 2.48		$ 2.48		$ 2.90
Shares issued for cash - warrant exercise | $																					$ 362		$ 2,928
Number of warrants held in escrow (in shares)																					0	0	3,125,032
Number of Common Shares Held In Escrow																					0	0	12,545,767
Common Stock Shares Authorized Value | $	$ 30,000																							$ 29,535	$ 35,000
2021 Warrants
Disclosure of classes of share capital [line items]
Warrant, conversion ratio																											0.5
August 2021 Compensation Common Share Warrant
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | $ / shares																	$ 3.83
Exercise Price of Other Equity Instruments in Share-based Payment Arrangement | $ / shares																	$ 3.40
Number of Other Equity Instruments Issued in Share-Based Payment Arrangement																	658,860
Professional and consulting fees | $																	$ 754
Exercise price, share options granted | $ / shares																	$ 3.40
Shares issued for cash - warrant exercise | $																	$ 1,299
Preferred shares
Disclosure of classes of share capital [line items]
Number of shares outstanding																					0	0	0
Common shares
Disclosure of classes of share capital [line items]
Share price (in CAD per share) | (per share)																	$ 3.40		$ 0.2417	$ 0.2896	$ 0.6819	$ 0.5079
Proceeds from issue of ordinary shares																	$ 34,502		$ 465	$ 2,471	$ 14,152	$ 10,541
Number Of Shares Issued Through Share Offering, Equity	2,538,844																10,147,600		1,925,000	8,533,269	20,754,120	20,754,120
Class B Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding																					530,542.1	530,542.1	1,047,135.1			962,243.3
Share price (in CAD per share) | $ / shares		$ 14.10	$ 7.50	$ 7.62		$ 10.20	$ 9.99	$ 13.54	$ 13.43
Number of Shares Issued Upon Conversion of Convertible Instruments		331,901	373,662	2,669,331		224,283	905,460	172,395	410,282	156,114	317,215	289,030	93,926		187,886			157,771			5,305,421	5,305,421
Number of Shares Issued Through Contingent Consideration, Equity		33,190.1	37,366.2	266,933.1	456.5	22,428.3	90,546	17,239.5	41,028.2	15,611.4	31,721.5	28,903	9,392.6		18,788.5			15,771.1			360,374.2	360,374.2	269,007.8
Increase (Decrease) Through Contingent Consideration, Equity | $		$ 468	$ 280	$ 2,034	$ 5	$ 229	$ 905	$ 233	$ 551	$ 236	$ 629	$ 706	$ 317		$ 633			$ 458
Convertible Stock, Conversion Price | $ / shares		$ 1.41	$ 0.75	$ 0.76		$ 1.02	$ 1.00	$ 1.35	$ 1.34	$ 1.51	$ 1.98	$ 2.44	$ 3.38		$ 3.37			$ 2.9
Increase (Decrease) Through Conversion of Convertible Instruments, Equity, Shares																					(876,967.2)	(876,967.2)	(184,116)
Class B Shares | Exchangeable prior to December 14, 2022
Disclosure of classes of share capital [line items]
Shares issued upon conversion, percentage																					33.333%	33.333%
Class B Shares | Exchangeable prior to December 14, 2023
Disclosure of classes of share capital [line items]
Shares issued upon conversion, percentage																					66.667%	66.667%